Significant Accounting Policies - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Corporate Information And Statement Of IFRS Compliance [Abstract]
Deposits held with major financial institutions	$ 73,712	$ 305,980